Non-cash investing and financing activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Non-cash investing and financing activities [Abstract]
Mining hardware finance additional fee payable in cash or equity	$ 0	$ 0	$ (1,424)
Mining hardware finance prepayments made directly by third party financier	0	(3,420)	(37,980)
Additions to right of use assets	347	373	298
Share issuance proceeds under Committed Equity Facility	0	1,642	0
Realized gain on financial asset	4,121	0	0
ATM agent fees	23,143	0	0
Shares issued for services	319	0	0
Total non-cash investing and financing activities	$ 27,930	$ (1,405)	$ (39,106)